Shareholder Report, Holdings (Details) - GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND	May 31, 2024
Wealth Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Wealth Shares | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Wealth Shares | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Wealth Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Wealth Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Wealth Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Wealth Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Wealth Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Wealth Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Wealth Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Wealth Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Service Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Service Shares | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Service Shares | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Service Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Service Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Service Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Service Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Service Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Service Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Service Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Service Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Premier Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Premier Shares | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Premier Shares | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Premier Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Premier Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Premier Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Premier Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Premier Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Premier Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Premier Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Premier Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	28.90%